Cover	Dec. 16, 2020
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-38417
Entity Registrant Name	BurgerFi International, Inc.
Entity Central Index Key	0001723580
Entity Tax Identification Number	82-2418815
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	U.S. Highway 1
Entity Address, City or Town	North Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	(305)
Local Phone Number	573-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BFI
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	BFIIW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Opes Acquisition Corp.
Entity Address, Address Line Two	4218 NE 2nd Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137